Basic and Diluted Earnings Per Common Share (Detail) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Net earnings attributable to Martin Marietta	$ 713,342	$ 425,386	$ 288,792
Less: Distributed and undistributed earnings attributable to unvested awards	2,029	1,775	1,252
Basic and diluted net earnings attributable to common shareholders attributable to Martin Marietta	$ 711,313	$ 423,611	$ 287,540
Basic weighted-average common shares outstanding	62,932	63,610	66,770
Effect of dilutive employee and director awards	285	251	250
Diluted weighted-average common shares outstanding	63,217	63,861	67,020